Comstock Capital Value Fund | Summary, Comstock Capital Value Fund - Class A, C and R Shares
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 13 of this Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Comstock Capital Value Fund	Class A Shares	Class C Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Comstock Capital Value Fund	Class A Shares	Class C Shares	Class R Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.86%	0.86%	0.86%
Dividend Expense on Securities Sold Short	0.51%	0.51%	0.51%
All Additional Other Expenses	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.11%	2.86%	1.86%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Comstock Capital Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	777	1,198	1,644	2,876
Class C Shares	389	886	1,508	3,185
Class R Shares	189	585	1,006	2,180

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption Comstock Capital Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	777	1,198	1,644	2,876
Class C Shares	289	886	1,508	3,185
Class R Shares	189	585	1,006	2,180

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 368% of the average value of its portfolio.
Principal Investment Strategies

The Fund follows a value oriented strategy and will seek to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, Gabelli Funds, LLC, (the “Adviser”) has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

As of the date of this prospectus, the portfolio managers view the U.S. equity markets as overvalued by most traditional measures and have positioned the Fund to seek profits from a major U.S. equity market decline through a variety of investment practices, including puts and short sales, together with its investments in short-term fixed-income securities. As presently positioned, in the event that U.S. equity markets do not experience a significant decline, the Fund can be expected to underperform other funds that are not similarly positioned for a bear market. The Fund is, however, flexibly managed and the Adviser may, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BB” or lower by Standard & Poor’s Rating Services, a division of McGraw-Hill Companies (“S&P”). There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short-term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate.

Principal Risks

You may want to invest in the Fund if:

•	you are pursuing a long-term investment goal

•	you are seeking current income and appreciation of capital

•	you are seeking to preserve assets in “down” markets

•	you are seeking a fund with a flexible investment strategy that can invest in either equity or debt securities as part of your overall investment strategy

•	you are able to tolerate the risks associated with significant investments in foreign securities, high-yield bonds, derivatives, and convertible securities

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that the portfolio manager's judgments about the above average growth potential of particular companies' stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.

Investing in the Fund involves the following risks:

•	Market Risk. The Fund is subject to market risks that affect the value of its shares, including general economic and market conditions. In the event the U.S. equity markets do not experience a significant decline, the Fund’s asset positioning will cause it to underperform other funds that do not have a similar bearish positioning.

•	Foreign Securities Risk. A fund that invests outside the U.S. carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action, and war.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities of the Fund.

•	Emerging Markets. The above listed foreign securities risks are more likely in the securities of companies located in emerging markets.

• Interest Rate Risk. When interest rates rise, the value of the debt securities in the Fund's portfolio generally declines. Debt securities with longer maturities are more sensitive to interest rate risk than shorter term debt securities;

• High Yield Securities Risk. High yield securities may have fewer protective provisions and are generally riskier and less liquid than higher rated securities. Issuers of these securities may have difficulty making principal and interest payments when due in the event of a downturn in the economy or unanticipated corporate developments;

• Payment Risk. The issuer of a debt security may not be able to pay principal and interest payments on time. This risk is more pronounced with respect to the high yield debt securities in the Fund's portfolio;

• Convertible Securities Risk. The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

• Short Sale Risk. If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss;

• Derivatives Risk. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments; and

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
COMSTOCK CAPITAL VALUE FUND (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

During the years shown in the bar chart, the highest return for Class A Shares for a quarter was 32.13% (quarter ended December 31, 2008) and the lowest return for a quarter was (16.63)% (quarter ended June 30, 2003).

Year to date total return for the six months ended June 30, 2011, was (7.18)%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Comstock Capital Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A Shares	Class A Shares (first issued on 10/10/85)	Return Before Taxes		(20.61%)	(4.75%)	(3.59%)	Oct. 10, 1985
Return Before Taxes Class C Shares	Class C Shares (first issued on 08/22/95)	Return Before Taxes		(20.95%)	(5.33%)	(4.26%)	Aug. 22, 1995
Return Before Taxes Class R Shares	Class R Shares (first issued on 08/22/95)	Return Before Taxes		(20.09%)	(4.33%)	(3.36%)	Aug. 22, 1995
Return After Taxes on Distributions Class A Shares	Class A Shares (first issued on 10/10/85)	Return After Taxes on Distributions		(25.21%)	(6.30%)	(4.64%)	Oct. 10, 1985
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Class A Shares (first issued on 10/10/85)	Return After Taxes on Distributions and Sale of Fund Shares		(16.39%)	(5.11%)	(3.63%)	Oct. 10, 1985
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%

The historical performance of Class A Shares is used to calculate performance for Class C and Class R Shares prior to their issuance. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same fees and expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.